UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                           RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.5%**

                                                      SHARES          VALUE
                                                  ------------   --------------
CONSUMER DISCRETIONARY -- 13.1%
   BorgWarner .................................         11,892   $      417,290
   DeVry ......................................          7,897          482,191
   GameStop, Cl A * ...........................         13,176          260,490
   John Wiley & Sons, Cl A ....................          7,304          304,942
   Mattel .....................................         19,144          377,520
   McGraw-Hill ................................          8,561          303,487
   Urban Outfitters * .........................          6,864          216,696
                                                                 --------------
                                                                      2,362,616
                                                                 --------------
ENERGY -- 8.5%
   Cameron International * ....................          8,554          322,144
   Forest Oil * ...............................         15,755          380,010
   Noble ......................................          8,602          346,833
   Petrohawk Energy * .........................         11,356          253,579
   Range Resources ............................          5,151          236,946
                                                                 --------------
                                                                      1,539,512
                                                                 --------------
FINANCIALS -- 4.5%
   City National ..............................          8,175          403,763
   TD Ameritrade Holding * ....................         22,854          405,887
                                                                 --------------
                                                                        809,650
                                                                 --------------
HEALTH CARE -- 16.0%
   Cephalon * .................................          6,230          397,723
   Gen-Probe * ................................          8,793          377,484
   Hologic * ..................................         18,334          276,293
   Inverness Medical Innovations * ............         12,055          486,660
   Mednax * ...................................          9,363          532,380
   Pharmaceutical Product Development .........          7,891          184,334
   Quest Diagnostics ..........................          5,512          306,853
   Shire ADR ..................................          5,325          317,370
                                                                 --------------
                                                                      2,879,097
                                                                 --------------
INDUSTRIALS -- 16.1%
   Flowserve ..................................          5,347          482,139
   IDEX .......................................         18,227          514,366

THE ADVISORS' INNER CIRCLE FUND                           RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                      SHARES          VALUE
                                                  ------------   --------------
INDUSTRIALS -- CONTINUED
   ITT ........................................         10,352   $      500,105
   Jacobs Engineering Group * .................          5,241          198,057
   Kansas City Southern * .....................         12,081          358,806
   Republic Services, Cl A ....................         19,664          526,799
   Southwest Airlines .........................         28,409          321,874
                                                                 --------------
                                                                      2,902,146
                                                                 --------------
INFORMATION TECHNOLOGY -- 25.3%
   Agilent Technologies * .....................         18,017          505,017
   Anixter International * ....................          6,925          288,634
   Cognizant Technology Solutions, Cl A * .....         13,702          598,229
   Compuware * ................................         50,509          383,363
   F5 Networks * ..............................          7,514          371,417
   MEMC Electronic Materials * ................         20,826          261,991
   National Instruments .......................         13,285          390,446
   Nuance Communications * ....................         34,420          516,989
   SAIC * .....................................         20,284          371,806
   Solera Holdings ............................         15,757          521,714
   Zebra Technologies, Cl A * .................         13,200          344,520
                                                                 --------------
                                                                      4,554,126
                                                                 --------------
MATERIALS -- 7.9%
   Air Products & Chemicals ...................          6,590          500,577
   Allegheny Technologies .....................          7,371          301,105
   Nucor ......................................          8,091          330,113
   Pactiv * ...................................         13,162          296,803
                                                                 --------------
                                                                      1,428,598
                                                                 --------------
UTILITIES -- 2.1%
   Covanta Holding * ..........................         21,937          383,898
                                                                 --------------
   Total Common Stock
      (Cost $15,404,276) ......................                      16,859,643
                                                                 --------------

THE ADVISORS' INNER CIRCLE FUND                           RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

SHORT-TERM INVESTMENTS -- 5.5%

                                                     SHARES           VALUE
                                                  ------------   --------------
CASH EQUIVALENTS (A) -- 5.5%
HighMark Diversified Money Market Fund,
   Fiduciary Class, 0.210% ....................        726,873   $      726,873
HighMark U.S. Government Money Market Fund,
   Fiduciary Class, 0.050% ....................        255,596          255,596
                                                                 --------------
Total Short-Term Investments
   (Cost $982,469) ............................                         982,469
                                                                 --------------
Total Investments -- 99.0%
   (Cost $16,386,745) + .......................                  $   17,842,112
                                                                 ==============

Percentages are based on Net Assets of $18,029,822.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  Rate shown is the 7-day effective yield as of January 31, 2010.

ADR -- American Depositary Receipt

Cl -- Class

+ At January 31, 2010, the tax basis cost of the Fund's investments was $16,386,745, and the unrealized appreciation and depreciation were $2,651,860 and $(1,196,493), respectively.

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157).

For information on the Fund's policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-003-1300

THE ADVISORS' INNER CIRCLE FUND                         RHJ SMALL CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.9%**

                                                     SHARES           VALUE
                                                  ------------   --------------
CONSUMER DISCRETIONARY -- 14.6%
   Arbitron ...................................         20,300   $      513,793
   Bebe Stores ................................         53,200          328,776
   Coinstar * .................................         18,300          472,689
   Deckers Outdoor * ..........................          7,900          775,543
   Fossil * ...................................         21,100          688,915
   K12 * ......................................         23,700          473,763
   Lululemon Athletica * ......................         32,800          926,272
   O'Reilly Automotive * ......................         21,100          797,580
   PEP Boys-Manny Moe & Jack ..................         52,800          440,880
                                                                 --------------
                                                                      5,418,211
                                                                 --------------
CONSUMER STAPLES -- 3.1%
   Darling International * ....................        100,300          781,337
   United Natural Foods * .....................         14,027          380,272
                                                                 --------------
                                                                      1,161,609
                                                                 --------------
ENERGY -- 6.2%
   Arena Resources * ..........................         17,500          670,950
   Carrizo Oil & Gas * ........................         23,800          571,200
   Clean Energy Fuels * .......................         31,900          534,006
   Gulfport Energy * ..........................         50,900          526,306
                                                                 --------------
                                                                      2,302,462
                                                                 --------------
FINANCIALS -- 3.4%
   FirstMerit .................................         29,100          596,259
   Signature Bank * ...........................         19,600          677,768
                                                                 --------------
                                                                      1,274,027
                                                                 --------------
HEALTH CARE -- 17.9%
   Amedisys * .................................         15,100          829,745
   Analogic ...................................          9,500          380,000
   Emergency Medical Services, Cl A * .........         17,900          939,929
   Genoptix * .................................         24,200          787,952
   Haemonetics * ..............................         17,400          985,014
   Owens & Minor ..............................         19,000          761,710
   PerkinElmer ................................         33,800          680,732

THE ADVISORS' INNER CIRCLE FUND                         RHJ SMALL CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                      SHARES          VALUE
                                                  ------------   --------------
HEALTH CARE -- CONTINUED
   Perrigo ....................................         20,300   $      898,884
   Phase Forward * ............................         25,000          365,500
                                                                 --------------
                                                                      6,629,466
                                                                 --------------
INDUSTRIALS -- 28.5%
   Actuant, Cl A ..............................         30,400          509,808
   Allegiant Travel, Cl A * ...................         18,900          967,680
   Bucyrus International, Cl A ................         14,700          769,986
   CBIZ * .....................................        107,800          781,550
   Colfax * ...................................         54,900          618,723
   Copart * ...................................         14,500          489,520
   EnerSys * ..................................         38,300          746,467
   Forward Air ................................         18,700          441,881
   Harsco .....................................         15,800          470,208
   Hexcel * ...................................         45,200          497,200
   Insituform Technologies, Cl A * ............         45,000          921,600
   Kirby * ....................................         16,800          544,992
   Marten Transport * .........................         39,700          699,117
   Mobile Mini * ..............................         37,900          532,495
   Orbital Sciences * .........................         61,900          978,639
   Watsco .....................................         12,500          599,500
                                                                 --------------
                                                                     10,569,366
                                                                 --------------
INFORMATION TECHNOLOGY -- 20.5%
   Ariba * ....................................         45,623          574,394
   Blackboard * ...............................         14,000          551,740
   Cybersource * ..............................         57,200        1,034,176
   Euronet Worldwide * ........................         35,400          722,868
   FEI * ......................................         34,000          707,200
   Intermec * .................................         43,500          577,245
   IPG Photonics * ............................         30,300          436,320
   JDA Software Group * .......................         35,700          935,697
   MasTec * ...................................         70,900          871,361
   Polycom * ..................................         18,500          414,955

THE ADVISORS' INNER CIRCLE FUND                         RHJ SMALL CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                      SHARES           VALUE
                                                  ------------   --------------
INFORMATION TECHNOLOGY -- CONTINUED
   TriQuint Semiconductor *....................        129,300   $      775,800
                                                                 --------------
                                                                      7,601,756
                                                                 --------------
MATERIALS -- 3.3%
   Intrepid Potash *...........................         23,100          565,719
   Schweitzer-Mauduit International............          8,600          647,064
                                                                 --------------
                                                                      1,212,783
                                                                 --------------
TELECOMMUNICATION SERVICES -- 1.4%
   Neutral Tandem *............................         33,500          517,910
                                                                 --------------
   Total Common Stock
      (Cost $32,972,328).......................                      36,687,590
                                                                 --------------
SHORT-TERM INVESTMENT -- 1.3%
   CASH EQUIVALENT (A) -- 1.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.210%
      (Cost $466,463)..........................        466,463          466,463
                                                                 --------------
   Total Investments -- 100.2%
      (Cost $33,438,791) +.....................                  $   37,154,053
                                                                 ==============

Percentages are based on Net Assets of $37,075,413.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  Rate shown is the 7-day effective yield as of January 31, 2010.

Cl -- Class

+ At January 31, 2010, the tax basis cost of the Fund's investments was $33,438,791, and the unrealized appreciation and depreciation were $5,673,270 and $(1,958,008), respectively.

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157).

For information on the Fund's policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-002-1300

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO
                                                   JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.4%**

                                                      SHARES          VALUE
                                                  ------------   --------------
CONSUMER DISCRETIONARY -- 14.3%
   Amerigon * .................................        137,900   $    1,123,885
   Arbitron ...................................         75,900        1,921,029
   Global Traffic Network * ...................        107,860          478,898
   Leapfrog Enterprises, Cl A * ...............        165,400          547,474
   Lincoln Educational Services * .............         48,700        1,009,064
   Lumber Liquidators Holdings * ..............         39,900          944,832
   Overstock.com * ............................         66,700          791,062
   Peet's Coffee & Tea * ......................         58,400        1,909,680
   Shoe Carnival * ............................         57,400        1,048,698
   Shutterfly * ...............................        103,800        1,642,116
   Westport Innovations * .....................        152,510        1,891,124
   Wet Seal, Cl A * ...........................        221,177          740,943
   Zumiez * ...................................         74,600          949,658
                                                                 --------------
                                                                     14,998,463
                                                                 --------------
CONSUMER STAPLES -- 2.6%
   HQ Sustainable Maritime Industries * .......         88,700          624,448
   Spartan Stores .............................         90,900        1,230,786
   SunOpta * ..................................        302,300          879,693
                                                                 --------------
                                                                      2,734,927
                                                                 --------------
ENERGY -- 7.0%
   Boots & Coots * ............................        800,300        1,232,462
   Gulfport Energy * ..........................        165,200        1,708,168
   Natural Gas Services Group * ...............         90,300        1,418,613
   Petroquest Energy * ........................        331,400        1,802,816
   Rex Energy * ...............................         94,951        1,176,443
                                                                 --------------
                                                                      7,338,502
                                                                 --------------
FINANCIALS -- 2.1%
   First Financial Bancorp ....................         53,351          874,957
   Tower Bancorp ..............................         29,600          743,552
   Trico Bancshares ...........................         30,424          525,118
                                                                 --------------
                                                                      2,143,627
                                                                 --------------

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES           VALUE
                                                  ------------   --------------
HEALTH CARE -- 17.5%
   Abaxis * ...................................         46,500   $    1,119,720
   Almost Family * ............................         38,100        1,385,316
   Angiodynamics * ............................        113,100        1,815,255
   Assisted Living Concepts, Cl A * ...........         61,209        1,581,029
   BioScrip * .................................        236,852        1,721,914
   Genomic Health * ...........................         53,200          879,396
   Greatbatch * ...............................         60,100        1,180,965
   Hanger Orthopedic Group * ..................        101,800        1,655,268
   IRIS International * .......................        127,135        1,315,847
   Odyssey HealthCare * .......................         37,462          549,942
   Omnicell * .................................        117,900        1,412,442
   Orthovita * ................................        291,300        1,060,332
   Pozen * ....................................        149,400          878,472
   Rochester Medical * ........................         35,100          424,710
   Vital Images * .............................         88,682        1,261,058
                                                                 --------------
                                                                     18,241,666
                                                                 --------------
INDUSTRIALS -- 23.3%
   Aegean Marine Petroleum Network ............         51,838        1,612,680
   American Ecology ...........................         51,300          813,105
   Chart Industries * .........................         79,400        1,280,722
   DXP Enterprises * ..........................         91,300        1,195,117
   Echo Global Logistics * ....................         69,500          838,865
   Energy Recovery * ..........................        132,200          807,742
   Exponent * .................................         29,700          799,227
   Force Protection * .........................        149,800          762,482
   FreightCar America .........................         67,700        1,320,150
   Fuel Tech * ................................         85,900          629,647
   GeoEye * ...................................         69,581        1,786,144
   Healthcare Services Group ..................         65,050        1,333,525
   Innerworkings * ............................        165,098          946,012
   Insituform Technologies, Cl A * ............         71,300        1,460,224
   McGrath Rentcorp ...........................         40,300          849,121
   MYR Group * ................................         51,500          816,790

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES           VALUE
                                                  ------------   --------------
INDUSTRIALS -- CONTINUED
   Orion Marine Group * .......................         85,689   $    1,622,093
   Polypore International * ...................         90,193        1,211,292
   Saia * .....................................         75,700          908,400
   SmartHeat * ................................         88,000        1,002,320
   Standard Parking * .........................         75,860        1,231,208
   USA Truck * ................................         90,800        1,121,380
                                                                 --------------
                                                                     24,348,246
                                                                 --------------
INFORMATION TECHNOLOGY -- 30.4%
   Anadigics * ................................        335,100        1,213,062
   Anaren * ...................................        114,200        1,465,186
   Art Technology Group * .....................        465,800        2,086,784
   Cirrus Logic * .............................        195,100        1,330,582
   DemandTec * ................................        143,514          852,473
   EPIQ Systems * .............................        108,400        1,295,380
   Global Cash Access Holdings * ..............        219,600        1,778,760
   Harmonic * .................................        155,900          946,313
   HMS Holdings * .............................         39,200        1,767,528
   Infospace * ................................        152,972        1,418,050
   IXYS * .....................................        127,893          890,135
   JDA Software Group * .......................         61,000        1,598,810
   Kopin * ....................................        266,200        1,094,082
   Lattice Semiconductor * ....................        532,100        1,378,139
   LTX-Credence * .............................        284,300          713,593
   Maxwell Technologies * .....................         72,076        1,052,310
   Medidata Solutions * .......................         58,800          980,784
   MIPS Technologies, Cl A * ..................        467,500        1,804,550
   Sanmina-SCI * ..............................        206,000        2,719,200
   Smith Micro Software * .....................        273,672        2,120,958
   SRS Labs * .................................        210,900        1,465,755
   support.com * ..............................        424,900        1,053,752
   SXC Health Solutions * .....................         15,900          749,208
                                                                 --------------
                                                                     31,775,394
                                                                 --------------

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO
                                                   JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                      SHARES         VALUE
                                                  ------------   --------------
MATERIALS -- 1.2%
   Yongye International * .....................        179,000   $    1,229,730
                                                                 --------------
   Total Common Stock
      (Cost $96,308,958) ......................                     102,810,555
                                                                 --------------
SHORT-TERM INVESTMENTS -- 4.1%
CASH EQUIVALENTS (A) -- 4.1%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.210% .................      4,240,435        4,240,435
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.050% .................         60,671           60,671
                                                                 --------------
   Total Short-Term Investments
      (Cost $4,301,106) .......................                       4,301,106
                                                                 --------------
   Total Investments -- 102.5%
      (Cost $100,610,064) + ...................                  $  107,111,661
                                                                 ==============

Percentages are based on Net Assets of $104,547,525.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  Rate shown is the 7-day effective yield as of January 31, 2010.

Cl -- Class

+ At January 31, 2010, the tax basis cost of the Fund's investments was $100,610,064, and the unrealized appreciation and depreciation were $13,610,863 and $(7,109,266), respectively.

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157).

For information on the Fund's policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RHJ-QH-001-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010